Document and Entity Information - shares	6 Months Ended
	Dec. 31, 2016	Feb. 10, 2017
Document And Entity Information
Entity Registrant Name	Function(x) Inc.
Entity Central Index Key	0000725876
Document Type	S-1/A
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		3,280,280
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2017